INCOME TAX - Reconciliation of the federal income tax (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective income tax rate reconciliation, percent
Statutory federal income tax rate		21.00%	21.00%
State taxes, net of federal tax benefit		2.00%	2.50%
Change in valuation allowance		(19.00%)	(20.00%)
Income tax provision	0.00%
MedTech Acquisition Corp
Effective income tax rate reconciliation, percent
Statutory federal income tax rate		21.00%	21.00%
State taxes, net of federal tax benefit		0.00%	0.00%
Change in fair value of warrant liabilities		(20.10%)	(34.10%)
Change in valuation allowance		8.40%	13.10%
Income tax provision		9.34%	0.00%